Basis of Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2018
Disclosure of basis of preparation [Abstract]
Basis of Preparation of the Financial Statements
Note 2 - Basis of Preparation of the Financial Statements

A.	Statement of compliance

The consolidated financial statements have been prepared by the Group in accordance with International Financial Reporting Standards (IFRSs), as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements were approved by the Company's Board of Directors on March 18, 2019.

B.	Functional and presentation currency

These consolidated financial statements are presented in New Israeli Shekels ("NIS"), which is the Group's functional currency, and are rounded to the nearest million unless otherwise indicated. NIS is the currency that represents the primary economic environment in which the Group operates.

C.	Basis of measurement

These consolidated financial statements have been prepared on the basis of historical cost except for the following assets and liabilities: current investments and derivative financial instruments that are measured at fair value through profit or loss, deferred tax assets and liabilities, provisions, assets and liabilities in respect of employee benefits and Investments in associates and joint ventures.

For further information regarding the measurement of these assets and liabilities see Note 3, regarding Significant Accounting Policies.

D.	Convenience translation into U.S. dollars ("dollars" or "$")

For the convenience of the reader, the reported NIS figures as of December 31, 2018 and for the year then ended, have been presented in dollars, translated at the representative rate of exchange as of December 31, 2018 (NIS 3.748 = US$ 1.00). The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.

E.	Use of estimates and judgments
Information about estimates, uncertainty and critical judgments about provisions and contingent liabilities, is described in Notes 14 and 31. In addition, information about critical estimates, made while applying accounting policies and that have the most significant effect on the consolidated financial statements are described below:

Impairment testing of trade and other receivables
The financial statements include an impairment loss in trade and other receivables which properly reflect, according to management's estimation, the potential loss from non-recoverable amounts. The Group provides for impairment loss based on its experience in collecting past debts, as well as on information on specific debtors. The main components of this allowance are a specific loss component that relates to individually significant exposures, and a collective loss component established for groups of similar assets in respect of losses that have been incurred but not yet identified. The collective loss allowance is determined based on historical data of payment statistics for similar financial assets. See also Note 21.

Impairment testing and useful life of assets
The Group regularly reviews the carrying amounts of its assets to determine whether there is any indication that those assets have suffered an impairment loss. See also Note 3H.
The useful economic life of the Group's assets is determined by management at the time the asset is acquired and regularly reviewed for appropriateness. The Group defines useful life of its assets in terms of the assets' expected utility to the Group. This judgment is based on the experience of the Group with similar assets. The useful economic life of licenses is based on the duration of the license agreement. The useful economic life of capitalized customer acquisition costs is based on the expected service period from these contracts. See also Notes 3D and 3F.

Impairment testing of goodwill
The Group reviews a cash generating unit containing goodwill for the purpose of testing it for impairment at least once a year. Determining the recoverable amount requires management to make an estimate of the projected future cash flows from the continuing use of the cash-generating unit and also to choose a suitable discount rate for those cash flows which represents market estimates as for the time value of the money and the specific risks that are related to the cash-generating unit. Determining the estimates of the future cash flows is based on management past experience and management best estimates as for the economic conditions that will exist over the rest of the remaining useful life of the cash generating unit. Further details are given in Note 3H.

Legal claims
In estimating the likelihood of outcome of legal claims filed against the Company and its investees, the Group takes into consideration the opinion of its legal counsels and their best professional judgment, the stage of proceedings and historical legal precedents in respect of the different issues. Since the outcome of the claims will be determined in courts, the results could differ from these estimates. See also Note 31.

Uncertain tax positions
When assessing amounts of current and deferred taxes, the Group takes into consideration the effect of the uncertainty that its tax positions will be accepted and of the Group incurring any additional tax and interest expenses.

The Group is of the opinion that the cumulative tax liability is fair for all the years in respect of which final tax assessments have not yet been received, based on an analysis of a number of matters including interpretations of tax laws and the Group’s past experience. This assessment is based on estimates and assumptions that may also include assessments and exercising judgment regarding future events. It is possible that new information will become known in future periods that will require the Group to change its estimate regarding the tax liability that was recognized, and any such changes will be expensed immediately in that period. See also Note 28.

Recognition of deferred tax asset in respect of tax losses
The Group assesses the probability that in the future there will be taxable profits against which carried forward losses can be utilized and accordingly the Group recognizes (or not recognizes) a deferred tax asset in respect of losses carried forward. In the absence of certainty for the existence of taxable income, deferred taxes are not recognized as an asset in the carrying amount. The possible effects of this estimate is the recognition or cancellation of deferred tax assets in statement of income.

For information on losses for which a deferred tax asset was recognized, see Note 28 regarding taxes on income.

Change in estimates
During the year ended December 31, 2017 management has updated estimates as follows:

1.
Towards the end of the Company's 2G and 3G frequencies (the "Frequencies") original amortization period, the Company's annual depreciation committee examined the estimated useful life of the Frequencies. Based on Company's estimate, the Company will continue to use the Frequencies at least for the next 10 years.

The estimated useful life of the Frequencies was determined in the past according to the period of the Company's cellular license (until 2022).

According to applicable law, the Company's cellular license may be extended for additional 6-year periods, subject to the requirements set in the license. The Company estimates that based on its experience and acquaintance with the communications market in Israel, if current conditions continue, there is high probability that the license will be extended for an additional term of 6 years.

In light of the aforesaid, the estimated useful life of the Frequencies has been re-evaluated for the first time, for an additional period of ten years, starting from the beginning of the second quarter of 2017 and ending in 2028 (instead of 18-20 years ending in 2022, as originally estimated).

2.
In light of the accumulated experience in the Group's operation in connection with internet services and television over the internet services, the Company's annual depreciation committee examined the estimated useful life of certain fixed asset items that are used for these services. Following this examination, the estimated useful life of these items has been re-evaluated for the first time, starting from the beginning of the fourth quarter of 2017 to 3-6 years from their purchase date (instead of 2-3 years, as originally estimated).

The effect of these changes on the consolidated financial statements, in current and future years is as follows:

	2017	2018	2019	2020	2021	Subsequently
	NIS millions
Decrease (Increase) in depreciation expenses	19	33	17	5	6	(80)

F.	Changes in the accounting policies

Initial application of new standards, amendments to standards and interpretations

IFRS 9 (2014), Financial Instruments

As from January 1, 2018 the Group applies IFRS 9, Financial Instruments (in this item: “the standard” or “IFRS 9”), which replaces IAS 39, Financial Instruments: Recognition and Measurement (in this item “IAS 39”).
Additionally, following the application of IFRS 9, the Group has adopted consequential amendments to IFRS 7, Financial Instruments: Disclosures, and to IAS 1, Presentation of Financial Statements.

The Group has chosen to apply the standard and the amendment to the standard as from January 1, 2018 (in this item: “date of initial application”) without amendment of the comparative data, with an adjustment to the balance of retained earnings and other components of equity as at the date of initial application.

The table hereunder summarizes the effects of the transition to IFRS 9 on the opening balances of assets and liabilities and retained earnings, including the tax effect:

	According to the previous policy	Effect of the standard*	According to IFRS 9
	NIS millions
Trade and other receivables (including long-term amounts) (1)	2,175	(12)	2,163
Debentures, including current maturities (2)	(2,900)	(34)	(2,934)
Deferred tax liabilities	(131)	10	(121)
Retained earnings	(1,436)	36	(1,400)

1)
The standard includes a new ‘expected credit loss’ model, which following its application, the amount of the provision for impairment of all the financial assets decreased by an amount of NIS 12 million as at January 1, 2018.

2)
According to the standard, in cases that a change in terms or exchange of financial liabilities is immaterial and does not lead to de-recognition, the new cash flows should be discounted at the original effective interest rate, with the difference between the present value of the financial liability having the new terms and the present value of the original financial liability being recognized in profit or loss. As a result of applying the standard, the carrying amount of a Series of debentures whose terms were changed and for which a new effective interest rate was calculated at the time of the change in terms according to IAS 39, was recalculated from the date of the change in terms using the original effective interest rate. Accordingly, the balance of the liability decreased by the amount of NIS 34 million.

Classification and measurement of financial assets and financial liabilities

IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost, fair value through profit or loss and fair value through other comprehensive income. The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. IFRS 9 eliminates the previous IAS 39 categories of investment held to maturity, loans and receivables and available for sale. Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification.

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities.

For further information on how the Group classifies and measures financial instruments and accounts for related gains and losses under IFRS 9, see Note 21.

Impairment of financial assets

Non - derivative financial assets

IFRS 9 replaces the impairment model of IAS 39 with an 'expected credit loss' (ECL) model. The model applies to financial assets measured at amortized cost, investments in debt instruments measured at fair value, contract assets (as defined in IFRS 15), but not to investments in equity instruments.

The Group recognizes the provision for expected credit losses in respect of measured at amortized cost. The Group measures the provision for expected credit losses at an amount equal to the full lifetime expected credit losses, other than the provisions hereunder that are measured at an amount equal to the 12-month expected credit losses:

•	Debt instruments that are determined to have low credit risk at the reporting date; and
•	Other debts instruments and deposits, for which credit risk has not increased significantly since initial recognition.

The Group has elected to measure the provision for expected credit losses in respect of trade receivables, at an amount equal to the full lifetime credit losses of the instrument.
When determining whether the credit risk of a financial asset has increased significantly since initial recognition, and when estimating expected credit losses, the Group considers reasonable and supportable information that is relevant and available with no undue cost or effort. Such information includes quantitative and qualitative information, and an analysis, based on the Group’s past experience and informed credit assessment, and it includes forward looking information.
The maximum period considered when assessing expected credit losses is the maximum contractual period over which the Group is exposed to credit risk.

Measurement of expected credit losses

Expected credit losses are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of the difference between the cash flows due to the Group in accordance with the contract and the cash flows that the Group expects to receive.

Expected credit losses are discounted at the effective interest rate of the financial asset.

G.	Exchange rates and known Consumer Price Indexes are as follows:

	Exchange rates of US$	Consumer Price Index (points)*
As of December 31, 2018	3.748	224.00
As of December 31, 2017	3.467	221.35
As of December 31, 2016	3.845	220.68

Change during the year:

Year ended December 31, 2018	8.10%	0.30%
Year ended December 31, 2017	(9.83)%	0.30%
Year ended December 31, 2016	(1.46)%	(0.30)%

*According to 1993 base index.